Document And Entity Information	6 Months Ended
Jan. 31, 2016
Entity Registrant Name	FERRELLGAS L P
Entity Central Index Key	0000922359
Document Type	8-K
Document Period End Date	Jan. 31, 2016
Amendment Flag	false